Revenue (Details) - Schedule of Revenue from Contracts with Customers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government
Revenue from contracts with customers	$ 64,694,991	$ 22,408,808	$ 42,242,863
Government [Member] | Hardware sales [Member] | Video IoT [Member]
Government
Video IoT		14,409	5,992
Government [Member] | Hardware sales [Member] | Security Convergence [Member]
Government
Security Convergence		283,755	3,630
Government [Member] | Software sales [Member] | Video IoT [Member]
Government
Video IoT		109,322
Government [Member] | Software sales [Member] | Security Convergence [Member]
Government
Security Convergence		138,421	70,413
Government [Member] | Service revenue [Member] | Video IoT [Member]
Government
Video IoT	2,266,495	4,323,111	7,842,465
Government [Member] | Service revenue [Member] | Security Convergence [Member]
Government
Security Convergence	61,375,512	5,330,279	5,356,881
Non-Government [Member] | Hardware sales [Member] | Video IoT [Member]
Government
Video IoT		1,049,628	3,816,489
Non-Government [Member] | Hardware sales [Member] | Security Convergence [Member]
Government
Security Convergence	62,363	4,188,370	1,054,116
Non-Government [Member] | Software sales [Member] | Video IoT [Member]
Government
Video IoT	87,306	1,715,532	16,063,123
Non-Government [Member] | Software sales [Member] | Security Convergence [Member]
Government
Security Convergence		2,623,567	5,319,077
Non-Government [Member] | Service revenue [Member] | Video IoT [Member]
Government
Video IoT	551,519	2,486,385	2,459,435
Non-Government [Member] | Service revenue [Member] | Security Convergence [Member]
Government
Security Convergence	$ 351,796	$ 146,029	$ 251,242